Schedule of Liabilities Subject to Measurement at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Conduit Pharmaceuticals Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable	$ 3,620	$ 1,835
Option liability	1,309	1,417
Total Liabilities	4,929	3,252
Conduit Pharmaceuticals Limited [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable		1,835	$ 749
Option liability		1,404
Total Liabilities		3,239	749
Fair Value, Inputs, Level 1 [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable
Option liability
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable
Option liability
Total Liabilities
Fair Value, Inputs, Level 2 [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable
Option liability
Total Liabilities
Fair Value, Inputs, Level 2 [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable
Option liability
Total Liabilities
Fair Value, Inputs, Level 3 [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable	3,620	1,835
Option liability	1,309	1,417
Total Liabilities	$ 4,929	3,252
Fair Value, Inputs, Level 3 [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable		1,835	749
Option liability		1,404
Total Liabilities		$ 3,239	$ 749